Introduction (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2024 and 2023 and the average rates for the years ended December 31, 2024, 2023 and 2022.

Exchange Rates to the US Dollar	Functional Currency	2024 Year-end Rate	2023 Year-end Rate	Change %	2024 Average Rate	2023 Average Rate	Change %	2022 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Colombia	Peso (COP)	4,409	3,822	(13.3)%	4,083	4,313	5.6%	4,254
Costa Rica	Costa Rican Colon (CRC)	513	527	2.8%	519	550	5.9%	650
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Guatemala	Quetzal (GTQ)	7.71	7.83	1.6%	7.76	7.84	1.0%	7.75
Honduras	Lempira (HNL)	25.44	24.71	(2.8)%	24.88	24.66	(0.9)%	24.56
Luxembourg	Euro (EUR)	0.97	0.91	(6.2)%	0.93	0.93	—%	0.95
Nicaragua	Cordoba (NIO)	36.62	36.62	—%	36.62	36.44	(0.5)%	35.87
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	7,831	7,278	(7.1)%	7,569	7,299	(3.6)%	7,008
Sweden	Krona (SEK)	11.07	10.07	(9.0)%	10.57	10.60	0.3%	10.07
United Kingdom	Pound (GBP)	0.80	0.79	(1.7)%	0.78	0.80	2.7%	0.81
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.